Nature And Description of The Company (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Represents Material Subsidiaries of The Company
The following table represents material subsidiaries of the Company:

Name	Jurisdiction of Incorporation	Ownership	Operating Segment
Enerflex Ltd.	Canada	Public Shareholders	Canada
Enerflex Energy Systems Inc.	Delaware, USA	100.0 percent	USA
Enerflex Middle East LLC	Oman	70.0 percent 1	Rest of World
Enerflex Middle East SPC	Bahrain	100.0 percent	Rest of World